SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unallocated shares held by the ESOP	208,251	71,415	107,126
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	370,339	425,600	421,200	412,340
Exercise price - Lower range	$ 8.30	$ 8.07	$ 8.07
Exercise price - Upper range	$ 15.90	$ 13.63	$ 13.63